Transactions in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure About The Transactions In Foreign Currency [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]
	2019	2018
	US$(000)	US$(000)

Assets
Cash and cash equivalents	993	4,007
Trade and other receivables	5,741	5,135
Advances to suppliers	2,586	1,250
	9,320	10,392

Liabilities
Trade and other payables	(5,975)	(29,618)
Interest-bearing loans and borrowings	(157,263)	(149,612)
	(163,238)	(179,230)
Cross currency swap position	150,000	150,000

Net monetary position	(3,918)	(18,838)